File No. 333-22653   CIK #910923


               Securities and Exchange Commission
                     Washington, D. C. 20549


                         Post-Effective


                         Amendment No. 1


                               to


                            Form S-6


        For Registration under the Securities Act of 1933
       of Securities of Unit Investment Trusts Registered
                         on Form N-8B-2

             Ranson Unit Investment Trusts Series 55

         Name and executive office address of Depositor:

                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206

         Name and complete address of agent for service:

                         Robin Pinkerton
                    Ranson & Associates, Inc.
                 250 North Rock Road, Suite 150
                     Wichita, Kansas  67206



    ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on April 30, 1998 pursuant to paragraph (b) of Rule 485.

RANSON UNIT INVESTMENT TRUSTS, SERIES 55

S&P 500 Index Trust, Series 2 (the "Trust" or the "S&P 500 Trust") was formed with the investment objective of obtaining capital appreciation through investment in a portfolio of equity securities of companies which comprise the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the S&P 500 Index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by the S&P 500 Index over the term of the Trust. See "The Trust Portfolios." The Trust is not sponsored by or affiliated with Standard and Poor's. There is no assurance that the Trust will achieve its objective.

Units of the Trust are not deposits or obligations of, or guaranteed by, any bank and the Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                     This Prospectus consists of two parts.
 This Prospectus Part One may not be distributed unless accompanied by Part Two.
  The investor is advised to read and retain both parts of this Prospectus for future reference.














                     THIS PROSPECTUS PART ONE IS DATED AS OF
                        THE DATE OF PROSPECTUS PART TWO.

SUMMARY

THE TRUST. S&P 500 Index Trust, Series 2 (the "Trust") is a unit investment trust included in Ranson Unit Investment Trusts, Series 55 (the "Fund"), an investment company registered under the Investment Company Act of 1940. The Trust consists of common stocks issued by companies selected in accordance with the selection and weightings of stocks established by the related stock index.* The Sponsor intends to maintain a Trust portfolio which duplicates, to the extent practicable, the weightings of stocks which comprise the related stock index. The value of all portfolio Securities and, therefore, the value of the Units will fluctuate in value depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Securities in particular. Capital appreciation is, of course, dependent upon several factors including, among other factors, the financial condition of the issuers of the Securities (see "The Trust Portfolio").

The S&P 500 Trust was formed with the investment objective of obtaining capital appreciation over the life of such Trust through investment in a portfolio of equity securities of substantially all of the companies which comprise the S&P 500 Index. An indexing strategy attempts to track the performance of a specific market index. As part of an overall investment strategy, indexing may provide additional growth potential in an otherwise conservative portfolio and blend as a companion investment to hedge an aggressive equity strategy. There can be no assurance that the Trust's objective will be met because it may be impracticable for the Trust to duplicate or maintain precisely the relative weightings of the common stocks which comprise the related stock index or to purchase all of such stocks. Additionally, an investment in Units includes payment of sales charges, fees and expenses which are not considered in the total return of the related stock index.

Additional Units may be issued at any time by depositing in the Trust additional Securities, contracts to purchase additional Securities together with cash or irrevocable letters of credit, or cash with instructions to purchase additional Securities. As additional Units are issued by the Trust as a result of the deposit of additional Securities, the aggregate value of the Securities in such Trust will be increased and the fractional undivided interest in such Trust represented by each Unit will be decreased. The Sponsor may continue to make additional deposits of Securities into the Trust from time to time following the Initial Date of Deposit, provided that such additional deposits will be in amounts which will maintain, as closely as practicable, the proportionate relationship among each Security in the related stock index. Thus, although additional Units will be issued, each Unit will continue to represent approximately the same weighting of the then current components of the related stock index. Precise duplication of the relationship among the Securities in the Trust may not be achieved because it may be economically impracticable as a result of certain economic factors or procedural policies of the Trust. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible. See "The Trust Fund."

Each Unit of the Trust represents that undivided interest in such Trust indicated under "Essential Information" in Part Two. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust

--------------------
* "S&P(Registered Trademark)", "Standard & Poor's(Registered Trademark)", "S&P 500" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Sponsor.

represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in such Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

PUBLIC OFFERING PRICE. The Public Offering Price per Unit is based on the aggregate underlying value of the Securities, plus or minus a pro rata portion of the cash, if any, in the Income and Capital Accounts held or owned by the Trust, plus the sales charge indicated under "Public Offering of Units-Public Offering Price." The sales charge is reduced on a graduated scale for certain sales. The minimum purchase is $1,000.

DISTRIBUTIONS OF INCOME AND CAPITAL. Dividends, if any, received by the Trust will be distributed quarterly and any funds in the Capital Account will be distributed annually. See "Unitholders-Distributions to Unitholders."

REINVESTMENT. Each Unitholder may elect to have distributions of income, capital gains and/or capital on their Units automatically invested into additional Units of the Trust without a sales charge. In addition, all Unitholders may elect to have such distributions automatically reinvested into shares of certain mutual funds registered in such Unitholder's state of residence at net asset value. Such distributions will be reinvested without charge to the participant on each applicable Distribution Date. See "Unitholders-Distribution Reinvestment." A current prospectus for the reinvestment fund selected, if any, will be furnished to any investor who desires additional information with respect to reinvestment.

MARKET FOR UNITS. While under no obligation to do so, the Sponsor intends to, and certain dealers may, maintain a market for the Units and offer to repurchase such Units at prices subject to change at any time which are based on the current underlying value of the Securities. If the supply of Units exceeds demand or if some other business reason warrants it, the Sponsor and/or the dealers may either discontinue all purchases of Units or discontinue purchases of Units at such prices. A Unitholder may also dispose of Units through redemption at the Redemption Price on the date of tender to the Trustee. See "Redemption-Computation of Redemption Price."

TERMINATION. No later than the date specified under the Mandatory Termination Date in "Essential Information" in Part Two Securities will begin to be sold in connection with the termination of the Trust and it is expected that all Securities will be sold within a reasonable amount of time after the Mandatory Termination Date. The Sponsor will determine the manner, timing and execution of the sale of the underlying Securities. At termination, Unitholders will receive a cash distribution within a reasonable time after the Trust is terminated. See "Unitholders-Distributions to Unitholders" and "Administration of the Trust-Amendment and Termination."

RISK FACTORS. An investment in the Trust should be made with an understanding of the risks associated therewith, including the possible deterioration of either the financial condition of the issuers or the general condition of the stock market. Additionally, it is anticipated that the identity and weighting of the stocks in each stock index will change from time to time and the adverse financial condition of a company will not result directly in its elimination from the portfolio unless the company is removed from the related stock index. For risk considerations related to the Trust, see "Risk Factors."

THE TRUST FUND

Ranson Unit Investment Trusts, Series 55 (the "Fund") consists of separate underlying unit investment trusts including S&P 500 Index Trust, Series 2 (the "Trust"). The Fund was created under the laws of the State of New York pursuant to a trust indenture (the "Trust Agreement") dated the date of this prospectus (the "Initial Date of Deposit") between Ranson & Associates, Inc. (the "Sponsor") and The Bank of New York (the "Trustee").*

The S&P 500 Trust contains common stocks issued by substantially all of the companies which comprise the S&P 500 Index. As used herein, the term "Securities" means the common stocks (including contracts for the purchase thereof) initially deposited in the Trust and described in the related portfolio and any additional common stocks acquired and held by the Trust pursuant to the provisions of the Trust Agreement.

The Sponsor intends to maintain a Trust portfolio which duplicates, to the extent practicable, the weightings of stocks which comprise the related stock index. In connection with any deposit of Securities, purchase and sale transactions will be effected in accordance with computer program output showing which Securities are under- or over-represented in the Trust portfolio. Neither the Sponsor nor the Trustee will exercise any investment discretion in connection with such transactions. Precise duplication of the relationship among the Securities in the related stock index may not be achieved because it may be economically impracticable or impossible to acquire very small numbers of shares of certain stocks and because of other procedural policies of the Trust, but correlation between the performance of the related stock index and the Trust portfolio is expected to be between .97 and .99.

By investing in substantially all of the common stocks, in substantially the same proportions, which comprise the related stock index, the Trust seeks to produce investment results that generally correspond to the price and yield performance of the equity securities represented by such index over the term of the Trust. Due to various factors discussed below, there can be no assurance that this objective will be met. An investment in Units of the Trust should be made with an understanding that the Trust includes payments of sales charges, fees and expenses which may not be considered in public statements of the total return of the related stock index.

Subsequent to the Initial Date of Deposit, the Sponsor may deposit additional Securities in the Trust, contracts to purchase additional Securities along with cash (or a bank letter of credit in lieu of cash) to pay for such contracted Securities or cash (including a letter of credit) with instructions to purchase additional Securities, maintaining, as closely as practicable the same proportionate relationship among the Securities in the portfolio as reflected in the related stock index. Thus, although additional Units will be issued, each Unit will continue to represent approximately a weighting of the then current components of the related stock index at any such deposit. Precise duplication of the relationship among the Securities in the Trust may not be achieved because it may be economically impracticable as a result of certain economic factors and procedural policies of the Trust such as (1) price movements of the various Securities will not duplicate one another, (2) the Sponsor's current intention is to purchase shares of the Securities in round lot quantities only,
(3) reinvestment of excess proceeds not needed to meet redemptions of Units may not be sufficient to acquire equal round lots of all the Securities in the Trust and (4) reinvestment of proceeds received from Securities which are no longer components of the related stock index might not result in the purchase of an equal number of shares in any

--------------------
* Reference is made to the Trust Agreement and any statement contained herein is qualified in its entirety by the provisions of the Trust Agreement.

replacement Security. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.

The Trust consists of (a) the Securities listed under the related "Portfolio" in Part Two as may continue to be held from time to time in the Trust (b) any additional Securities acquired and held by such Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the Income and Capital Accounts of such Trust. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

THE TRUST PORTFOLIO

The Trust portfolio will consist of as many of the S&P 500 Index stocks as is feasible in order to achieve the Trust's objective of attempting to provide investment results that duplicate substantially the total return of the S&P 500 Index. The Trust is expected to be invested in no less than 95% of the stocks comprising the related index. Although it may be impracticable for the Trust to own certain of such stocks at any time, the Sponsor expects to maintain a correlation between the performance of the Trust portfolio and that of the related index of between .97 and .99. Adjustments to the Trust portfolio will be made on an ongoing basis in accordance with the computer program output to match the weightings of the Securities as closely as is feasible with their weightings in the related index as such Trust invests in new Securities in connection with the creation of additional Units, as companies are dropped from or added to such index or as Securities are sold to meet redemptions. These adjustments will be made on the business day following the relevant transaction in accordance with computer program output showing which of the Securities are under- or over-represented in the Trust portfolio. Adjustments may also be made from time to time to maintain the appropriate correlation between the Trust and the related index. The proceeds from any sale will be invested in those Securities which the computer program indicates are most under-represented in the portfolio. See "Investment Supervision."

Due to changes in the composition of the S&P 500 Index, adjustments to the Trust portfolio may be made from time to time. It is anticipated that most of such changes in the S&P 500 Index will occur as a result of merger or acquisition activity. In such cases, the Trust, as a shareholder of an issuer which is the object of such merger or acquisition activity, will presumably receive various offers from potential acquirers of the issuer. The Trustee is not permitted to accept any such offers until such time as the issuer has been removed from the related index. Since, in most cases, an issuer is removed from an index only after the consummation of a merger or acquisition, it is anticipated that the Trust will generally acquire, in exchange for the stock of the deleted issuer, the consideration that is being offered to shareholders of that issuer who have not tendered their shares prior to that time. Any cash received as consideration in such transactions will be reinvested in the most under-represented Securities as determined by the computer program output. Any securities received as consideration which are not included in the related index will be sold as soon as practicable and will also be reinvested in the most under-represented Securities as determined by the computer program output.

In attempting to duplicate the proportionate relationships represented by the index, the Sponsor does not anticipate purchasing or selling stock in quantities of less than round lots (100 shares). In addition, certain Securities may not be available in the quantities specified by the computer program. For these reasons, among others, precise duplication of the proportionate relationships in the related index may not be possible but will continue to be the goal of the Trust in connection with acquisitions or dispositions of Securities. See "Investment Supervision." As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trust portfolio and will vote such stocks in accordance with the instructions of the Sponsor.

Investors should note that the Trust is not sponsored, endorsed or promoted by or affiliated with Standard & Poor's and Standard & Poor's make no representation, express or implied, to the Trust or Unitholders regarding the advisability of investing in an index investment or unit investment trusts generally or in the Trust specifically or the ability of the indexes to track general stock market performance.

Although there can be no assurance that such Securities will appreciate in value over the life of the Trust, over time stock investments have generally out-performed most other asset classes. However, it should be remembered that common stocks carry greater risks, including the risk that the value of an investment can decrease (see "Risk Factors-Certain Investment Considerations"), and past performance is no guarantee of future results.

THE S&P 500 INDEX

The S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. This well-known index, originally consisting of 233 stocks in 1923, was expanded to 500 stocks in 1957 and was restructured in 1976 to a composite consisting of industrial, utility, financial and transportation market sectors. It contains a variety of companies with diverse capitalization, market-value weighted to represent the overall market. The index represents over 70% of U.S. stock market capitalization. The index is often used as a benchmark of general market activity and is currently one of the U.S. Commerce Department's leading economic indicators. As of March 31, 1998, the S&P 500 Index was comprised of the following industry sectors: industrials (75.8%), Utilities (7.4%), Financials (14.8%) and Transportation (2.0%). As of March 31, 1998, the companies in the S&P 500 index were listed on the following stock exchanges in the amounts indicated: New York Stock Exchange-460 companies (92%), Nasdaq National Market-37 companies (7%) and American Stock Exchange-3 companies (1%). Additionally, the S&P 500 Index represents approximately 74% of the aggregate market value of common stocks traded on the New York Stock Exchange. At present, the mean market capitalization of the companies in the S&P 500 Index is approximately $17.2 billion. As of March 31, 1998, the S&P 500 Index had a total market value of $8.626 trillion.

The following table depicts the Year-End Index Value for the S&P 500 Index for the period shown. Investors should note that the table represents past performance of the S&P 500 Index and not the past or future performance of the S&P 500 Trust (which includes certain fees and expenses). Past performance is, of course, no guarantee of future results. Stock prices fluctuated widely during the period and were higher at the end than at the beginning. The results shown should not be considered as a representation of the income yield or capital gain or loss which may be generated by the S&P 500 Index in the future.

                                                                 Year-End
                                                                Index Value
                               Year-End    Change in  Average    Dividends
                   Year-End   Index Value    Index     Yield     Reinvested
Year             Index Value*   1960=100   For Year  For Year*   1960=100**
----             ------------ -----------  --------- ---------  -----------
1960                 58.11       100.00        -  %    3.47%      100.00
1961                 71.55       123.13      23.13     2.98       126.79
1962                 63.10       108.59     -11.81     3.37       115.71
1963                 75.02       129.10      18.89     3.17       141.93
1964                 84.75       145.84      12.97     3.01       165.09
1965                 92.43       159.06       9.06     3.00       185.48
1966                 80.33       138.24     -13.09     3.40       165.11
1967                 96.47       166.01      20.09     3.20       204.54
1968                103.86       178.73       7.66     3.07       227.00
1969                 92.06       158.42     -11.36     3.24       207.89
1970                 92.15       158.58       0.10     3.83       216.06
1971                102.09       110.79      10.79     3.33       247.52
1972                118.05       128.11      15.63     3.09       294.30
1973                 97.55       105.86     -17.37     2.86       250.83
1974                 68.56        74.40     -29.72     3.69       184.64
1975                 90.19        97.87      31.55     5.37       253.25
1976                107.46       116.61      19.15     4.49       312.94
1977                 95.10       103.20     -11.50     4.35       289.72
1978                 96.11       104.30       1.06     5.33       308.20
1979                107.94       117.14      12.31     5.88       364.29
1980                135.76       147.33      25.77     5.74       481.86
1981                122.55       132.99     - 9.73     4.88       457.72
1982                140.64       152.62      14.76     5.61       555.84
1983                164.93       178.98      17.27     5.04       680.24
1984                167.24       181.49       1.40     4.49       721.73
1985                211.28       229.28      26.33     4.72       949.59
1986                242.17       262.80      14.62     3.92     1,125.83
1987                247.08       278.97       2.03     3.64     1,183.25
1988                277.72       301.38      12.40     3.79     1,379.78
1989                353.40       383.51      27.25     3.98     1,617.04
1990                330.22       358.35     - 6.56     3.42     1,760.71
1991                417.09       452.62      26.31     3.70     2,297.20
1992                435.71       749.79       4.46     2.97     2,472.25
1993                466.45       802.70       7.06     2.78     2,721.45
1994                459.27       790.53     - 1.54     2.42     2,757.25
1995                615.93     1,060.18      34.11     2.24     3,780.58
1996                740.74     1,274.97      20.26     1.90     4,632.91
1997                970.43     1,670.21      31.00     2.09     6,157.14

--------------------
* Source: Standard & Poor's. The Year-End Index Value for 1959 was $59.89. Yields are obtained by dividing the aggregate cash dividends by the aggregate market value of the stocks in the index at the beginning of the period, assuming no reinvestment of dividends.

** Assumes that cash distributions on the securities which comprise the S&P
   500 Index are treated as reinvested in the S&P 500 Index as of the end of each month following the payment of the dividend. Because the S&P 500 Trust is sold to the public at net asset value plus the applicable sales charge and the expenses of such Trust are deducted before making distributions to Unitholders, investment in such Trust would have resulted in investment performance to Unitholders somewhat reduced from that reflected in the above table. In

                                        7

   addition certain Unitholders may not elect to purchase additional Units pursuant to the S&P 500 Trust's reinvestment plan, and to that extent cash distributions representing dividends on the index stocks may not be reinvested in other index stocks.

The weightings of stocks in the S&P 500 Index are primarily based on each stock's relative total market value; that is, its market price per share times the number of shares outstanding. The S&P 500 Index currently represents over 70% of the total market capitalization of stocks traded in the United States. Stocks are generally selected for the portfolio in the order of their weightings in the S&P 500 Index, beginning with the heaviest-weighted stocks. It is anticipated that at the end of the Initial Adjustment Period, the percentage of the S&P 500 Trust's assets invested in each stock will be approximately the same as the percentage it represents in the S&P 500 Index.

The S&P 500 Trust has entered into a license agreement with Standard & Poor's (the "License Agreement"), under which such Trust is granted licenses to use the trademark and tradename "S&P 500" and other trademarks and tradenames, to the extent the Sponsor deems appropriate and desirable under federal and state securities laws to indicate the source of the index as a basis for determining the composition of such Trust's portfolio. As consideration for the grant of the license, the S&P 500 Trust will pay to Standard & Poor's an annual fee equal to .02% of the average net asset value of such Trust (or, if greater, $10,000). The License Agreement permits the S&P 500 Trust to substitute another index for the S&P 500 Index in the event that Standard & Poor's ceases to compile and publish that index. In addition, if the index ceases to be compiled or made available or the anticipated correlation between the S&P 500 Trust and the index is not maintained, the Sponsor may direct that such Trust continue to be operated using the S&P 500 Index as it existed on the last date on which it was available or may direct that the Trust Agreement be terminated (see "Administration of the Trusts-Amendment and Termination").

Neither the S&P 500 Trust nor the Unitholders are entitled to any rights whatsoever under the foregoing licensing arrangements or to use any of the covered trademarks or to use the S&P 500 Index, except as specifically described herein or as may be specified in the Trust Agreement.

The S&P 500 Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of such Trust or any member of the public regarding the advisability of investing in securities generally or in such Trust particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the S&P 500 Trust. S&P has no obligation to take the needs of the Licensee or the owners of the S&P 500 Trust into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the S&P 500 Trust or the timing of the issuance or sale of such Trust or in the determination or calculation of the equation by which such Trust is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P 500 Trust.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Sponsor, the S&P 500 Trust, any person or any entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use, with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages. "Standard & Poor's(Registered Trademark)", "S&P(Registered Trademark)", "S&P 500(Registered Trademark)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the S&P 500 Trust. The S&P 500 Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in such Trust.

RISK FACTORS

General. An investment in Units should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers of the Securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the Securities and thus, in the value of the Units) or the risk that holders of common stock have a right to receive payments from the issuers of those stocks that is generally inferior to that of creditors of, or holders of debt obligations issued by, the issuers and that the rights of holders of common stock generally rank inferior to the rights of holders of preferred stock. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stock incur more risk than the holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stock issued by the issuer. Holders of common stock of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's Board of Directors and to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. By contrast, holders of preferred stock have the right to receive dividends at a fixed rate when and as declared by the issuer's Board of Directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of capital debt securities. Indeed, the issuance of debt securities or even preferred stock will create prior claims for payment of principal, interest, liquidation preferences and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the stocks remain outstanding.
The value of the Securities in the portfolios thus may be expected to fluctuate over the entire life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

Whether or not the Securities are listed on a national securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust is restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of the Trust will be adversely affected if trading markets for the Securities are limited or absent.

The Trust Agreement authorizes the Sponsor to increase the size of the Trust and the number of Units thereof by the deposit of additional Securities, or cash (including a letter of credit) with instructions to purchase additional Securities, in such Trust and the issuance of a corresponding number of additional Units. If the Sponsor deposits cash, existing and new investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will attempt to purchase the Securities as close to the Evaluation Time or as close to the evaluation prices as possible.

Litigation and Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deduction. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unitholders are urged to consult their own tax advisers. Further, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted with respect to the Securities or the issuers of the Securities. There can be no assurance that future litigation or legislation will not have a material adverse effect on the Trust or will not impair the ability of issuers to achieve their business goals.

FEDERAL TAX STATUS

The Trust has elected and intends to qualify on a continuing basis for special federal income tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). If the Trust so qualifies and timely distributes to Unitholders 90% or more of its taxable income (without regard to its net capital gain, i. e., the excess of its net long-term capital gain over its net short-term capital loss), it will not be subject to federal income tax on the portion of its taxable income (including any net capital gain) that it distributes to Unitholders. In addition, to the extent the Trust timely distributes to Unitholders at least 98% of its taxable income (including any net capital gain), it will not be subject to the 4% excise tax on certain undistributed income of "regulated investment companies."
Because the Trust intends to timely distribute its taxable income (including any net capital gain), it is anticipated that the Trust will not be subject to federal income tax or the excise tax. Although all or a portion of the Trust's taxable income (including any net capital gain) for the taxable year may be distributed to Unitholders shortly after the end of the calendar year, such a distribution will be treated for federal income tax purposes as having been received by Unitholders during the calendar year just ended.

Distributions to Unitholders of the Trust's taxable income (other than its net capital gain) will be taxable as ordinary income to Unitholders. To the extent that distributions to a Unitholder in any year exceed the Trust's current and accumulated earnings and profits, they will be treated as a return of capital and will reduce the

Unitholder's basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unitholders holding securities that are substantially identical to the Trust's Securities. Unitholders should consult their own tax advisors with regard to the calculation of basis.

Distributions of the Trust's net capital gain which are properly designated as capital gain dividends by the Trust will be taxable to Unitholders as long-term capital gain, regardless of the length of time the Units have been held by a Unitholder. However, if a Unitholder receives a long-term capital gain dividend (or is allocated a portion of the Trust's undistributed long-term capital gain) and sells his Units at a loss prior to holding them for six months, such losses will be characterized as long-term capital loss to the extent of such long-term capital gain received as a dividend or allocable to a Unitholder. A Unitholder may recognize a taxable gain or loss if the Unitholder sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will generally be a capital gain or loss, except in the case of a dealer or a financial institution. For taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding periods of the capital assets. Capital loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities may designate their capital gain dividends as either a 20% rate gain distribution or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unitholders should consult their own tax advisers as to the tax rate applicable to capital gain dividends.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units. The 1997 Act includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period.

Distributions which are taxable as ordinary income to Unitholders will constitute dividends for federal income tax purposes. When Units are held by corporate Unitholders, Trust distributions may qualify for the 70% dividends-received deduction, subject to the limitations otherwise applicable to the availability of the deduction, to the extent the distribution is attributable to dividends received by the Trust from United States corporations (other than real estate investment trusts) and is designated by such Trust as being eligible for such deduction. To the extent dividends received by the Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. The Trust will provide each Unitholder with information annually concerning what part of Trust distributions are eligible for the dividends-received deduction.

Under the Code, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses, will be deductible by individuals only to the extent they exceed 2% of adjusted gross income. Miscellaneous itemized deductions subject to this limitation under present law do not include expenses incurred by the Trust so long as the Units are held by or for 500 or more persons at all times during the taxable year or another exception is met. In the event the Units are held by fewer than 500 persons, additional taxable income may be realized by the individual (and other noncorporate) Unitholders in excess of the distributions received from the Trust.

Distributions reinvested into additional Units of the Trust will be taxed to a Unitholder in the manner described above (i. e., as ordinary income, long-term capital gain or as a return of capital).

The federal tax status of each year's distributions will be reported to Unitholders and to the Internal Revenue Service. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back- up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding.

A Unitholder who is a foreign investor (i.e., an investor other than a United States citizen or resident or a United States corporation, partnership, estate or trust) should be aware that, generally, subject to applicable tax treaties, distributions from the Trust which constitute dividends for Federal income tax purposes (other than dividends which the Trust designates as capital gain dividends) will be subject to United States income taxes, including withholding taxes. However, distributions received by a foreign investor from the Trust that are designated by the Trust as capital gain dividends should not be subject to United States Federal income taxes, including withholding taxes, if all of the following conditions are met (i) the capital gain dividend is not effectively connected with the conduct by the foreign investor of a trade or business within the United States, (ii) the foreign investor (if an individual) is not present in the United States for 183 days or more during his or her taxable year, and (iii) the foreign investor provides all certification which may be required of his status (foreign investors may contact the Sponsor to obtain a Form W-8 which must be filed with the Trustee and refiled every three calendar years thereafter). Foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units. Units in the Trust and Trust distributions may also be subject to state and local taxation and Unitholders should consult their tax advisers in this regard.

The foregoing discussion relates only to the federal income tax status of the Trust and to the tax treatment of distributions by the Trust to United States Unitholders. Distributions by the Trust will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons.
Such persons should consult their tax advisers.

Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

PUBLIC OFFERING OF UNITS

PUBLIC OFFERING PRICE. Units are offered at the Public Offering Price (which is based on the aggregate underlying value of the Securities and includes a sales charge of 4.9% of the Public Offering Price which charge is equivalent to 5.152% of the net amount invested) plus a pro rata share of any accumulated dividends in the Income Account of the Trust. Such underlying value shall also include the proportionate share of any undistributed cash held in the Capital Account of the Trust.

The sales charge per Unit in both the primary and secondary market will be reduced pursuant to the following graduated schedule:

                                   PERCENT OF       PERCENT OF NET
NUMBER OF UNITS*                 OFFERING PRICE     AMOUNT INVESTED
----------------                 --------------     ---------------
Less than 10,000                       4.9%             5.152%
10,000-24,999                          4.5              4.712
25,000-49,999                          4.3              4.493
50,000-99,999                          3.5              3.627
100,000 or more                        3.0              3.093

--------------------
* The breakpoint sales charges are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor.

An investor may aggregate purchases of Units for purposes of qualifying for the volume purchase discounts listed above. The reduced sales charge structure will apply on all purchases of Units by the same person on any one day from any one dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Distribution of Units" below) by officers, directors and employees of the Sponsor and its affiliates and registered representatives of selling firms and by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

Unitholders of any series of the Trust or any series of Defined Growth Strategy 5 and Defined Growth Strategy 10 may utilize their redemption or termination proceeds to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

Unitholders of unaffiliated unit investment trusts having an investment strategy similar to the investment strategy of the Trust may utilize proceeds received upon termination or upon redemption immediately preceding termination of such unaffiliated trust to purchase Units of the Trust subject to a reduced sales charge of 3% of the Public Offering Price (3.093% of the net amount invested).

As indicated above, the Public Offering Price of the Units was established by dividing the aggregate underlying value of the Securities by the number of Units outstanding. Such underlying value shall include the proportionate share of any cash held in the Capital Account. Such price determination as of the opening of business on the Initial Date of Deposit was made on the basis of an evaluation of the Securities in a Trust prepared by the Trustee. After the opening of business on the Initial Date of Deposit, the Evaluator will appraise or cause to be appraised daily the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received at or prior to the close of trading on the New York Stock Exchange on each such day. Orders received by the Trustee, Sponsor or any dealer for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

The value of the Securities is determined on each business day by the Evaluator based on the closing sale prices on a national securities exchange or The Nasdaq National Market or by taking into account the same factors referred to under "Redemption-Computation of Redemption Price."

The minimum purchase in both the primary and secondary markets is 100 Units.

PUBLIC DISTRIBUTION OF UNITS. Units which remain unsold or which may be acquired in the secondary market (see "Market for Units") may be offered at the Public Offering Price determined in the manner provided above.

The Sponsor intends to qualify Units for sale in a number of states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth below. Certain commercial banks are making Units available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks in the amounts shown below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. The Sponsor reserves the right to change the discounts set forth below from time to time. In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or other compensation, to dealers employing registered representatives who sell, during a specified time period, a minimum dollar amount of Units and other unit investment trusts underwritten by the Sponsor. At various times the Sponsor may implement programs under which the sales force of a broker or dealer may be eligible to win nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such broker or dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying brokers or dealers for certain services or activities which are primarily intended to result in sales of Units. Such payments are made by the Sponsor out of its own assets, and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold. The difference between the discount and the sales charge will be retained by the Sponsor.

               REGULAR
            CONCESSION OR
                AGENCY
           NUMBER OF UNITS*             COMMISSION
     ----------------------------       ----------
     Less than 10,000                     3.60%
     10,000 but less than 25,000          3.30
     25,000 but less than 50,000          3.20
     50,000 but less than 100,000         2.50
     100,000 or more                      2.00

--------------------
* The breakpoint discounts are also applied on a dollar basis utilizing a breakpoint equivalent in the above table of $10 per Unit.

The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

SPONSOR PROFITS. The Sponsor will receive gross sales charges equal to the percentage of the Public Offering Price of the Units as stated under "Public Offering Price." In addition, the Sponsor may have realized a profit (or sustained a loss) as of the Initial Date of Deposit resulting from the difference between the purchase prices of the Securities to the Sponsor and the cost of such Securities to the Trust, which is based on the evaluation of the Securities on the Initial Date of Deposit. Thereafter, on subsequent deposits the Sponsor may realize profits or sustain losses from such deposits. The Sponsor may realize additional profits or losses on unsold Units as a result of changes in the daily market value of the Securities.

MARKET FOR UNITS

After the initial offering period, while not obligated to do so, the Sponsor intends to, subject to change at any time, maintain a market for Units offered hereby and to continuously offer to purchase said Units at prices, determined by the Evaluator, based on the value of the underlying Securities. Unitholders who wish to dispose of their Units should inquire of their broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof. The offering price of any Units resold by the Sponsor will be in accord with that described in the currently effective prospectus describing such Units. Any profit or loss resulting from the resale of such Units will belong to the Sponsor. The Sponsor may suspend or discontinue purchases of Units if the supply of Units exceeds demand, or for other business reasons.

REDEMPTION

GENERAL. A Unitholder who does not dispose of Units in the secondary market described above may cause Units to be redeemed by the Trustee by making a written request to the Trustee at its Unit Investment Trust

Division office in the city of New York and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $500 or less and the proceeds are payable to the Unitholder(s) of record at the address of record, no signature guarantee is necessary for redemptions by individual account owners (including joint owners). Additional documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchasers.

Redemption shall be made by the Trustee on the third business day following the day on which a tender for redemption is received (the "Redemption Date") by payment of cash equivalent to the Redemption Price for the Trust, determined as set forth below under "Computation of Redemption Price," as of the Evaluation Time stated under "Essential Information," next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be canceled and any undivided fractional interest in the related Trust extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Securities in the Trust at the time of redemption.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing unpaid dividends shall be withdrawn from the Income Account of the Trust to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Capital Account for such Trust. The Trustee is empowered to sell Securities for the Trust in order to make funds available for the redemption of Units of such Trust. Such sale may be required when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

To the extent that Securities are sold, the size and diversity of a Trust will be reduced but each remaining Unit will continue to represent approximately the same proportional interest in each Security. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption.

The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted;
(2) for any period during which an emergency exists as a result of which disposal by the Trustee of Securities is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Securities in accordance with the Trust Agreement; or (3) for such other period as the Securities and Exchange Commission may by order permit. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

COMPUTATION OF REDEMPTION PRICE. The Redemption Price per Unit (as well as the secondary market Public Offering Price) will generally be determined on the basis of the last sale price of the Securities in a Trust. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in such Trust or moneys in the process of being collected and (ii) the value of the Securities in such Trust less (a) amounts representing taxes or other governmental charges payable out of such Trust, (b) any amount owing to the Trustee for its advances and (c) the accrued expenses of such Trust. The Evaluator may determine the value of the Securities in the Trust in the following manner: if the Security is listed on a national securities exchange or the Nasdaq National Market, the evaluation will generally be based on the last sale price on the exchange or Nasdaq (unless the Evaluator deems the price inappropriate as a basis for evaluation). If the Security is not so listed or, if so listed and the principal market for the Security is other than on the exchange or Nasdaq, the evaluation will generally be made by the Evaluator in good faith based on the last bid price on the over-the-counter market (unless the Evaluator deems such price inappropriate as a basis for evaluation) or, if a bid price is not available, (1) on the basis of the current bid price for comparable securities, (2) by the Evaluator's appraising the value of the Securities in good faith at the bid side of the market or (3) by any combination thereof. See "Public Offering of Units-Public Offering Price."

RETIREMENT PLANS

The Trust may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other qualified retirement plans. Generally, capital gains and income received under each of the foregoing plans are deferred from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special income averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. The Trust will waive the $1,000 minimum investment requirement for IRA accounts. The minimum investment is $250 for tax-deferred plans such as IRA accounts. Fees and charges with respect to such plans may vary.

The Trustee has agreed to act as custodian for certain retirement plan accounts. An annual fee of $12.00 per account, if not paid separately, will be assessed by the Trustee and paid through the liquidation of shares of the reinvestment account. An individual wishing the Trustee to act as custodian must complete a Ranson UIT/IRA application and forward it along with a check made payable to The Bank of New York. Certificates for Individual Retirement Accounts cannot be issued.

UNITHOLDERS

OWNERSHIP OF UNITS. Ownership of Units will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent for such broker/dealer makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent by registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed as stated under "Redemption-General."

Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof, subject to the minimum investment requirement of 100 Units or $1,000. Fractions of Units, if any, will be computed to three decimal places. Any certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.

DISTRIBUTIONS TO UNITHOLDERS. Income received by the Trust is credited by the Trustee to the Income Account of such Trust. Other receipts are credited to the Capital Account of the Trust. Income received by the Trust will be distributed on or shortly after the 15th day of January, April, July and October of each year on a pro rata basis to Unitholders of record as of the preceding record date (which will be the first day of the related month). All distributions will be net of applicable expenses. There is no assurance that any actual distributions will be made since all dividends received may be used to pay expenses. In addition, amounts from the Capital Account of the Trust, if any, will be distributed at least annually to the Unitholders then of record. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account and not distributed until the next distribution date applicable to the Capital Account. The Trustee shall be required to make a distribution from the Capital Account if the cash balance on deposit therein available for distribution shall be sufficient to distribute at least $1.00 per 100 Units.
The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds). The Trustee is authorized to reinvest any funds held in the Capital or Income Accounts, pending distribution, in U.S. Treasury obligations which mature on or before the next applicable distribution date.
Any obligations so acquired must be held until they mature and proceeds therefrom may not be reinvested.

The distribution to the Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of an amount substantially equal to such portion of the Unitholders' pro rata share of the dividend distributions then held in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. A person will become the owner of Units, and thereby a Unitholder of record, on the date of settlement provided payment has been received. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

As of the first day of each month, the Trustee will deduct from the Income Account of the Trust and, to the extent funds are not sufficient therein, from the Capital Account of such Trust amounts necessary to pay the expenses of such Trust (as determined on the basis set forth under "Expenses of the Trust"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the appropriate accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts of the Trust such amounts as may be necessary to cover redemptions of Units.

DISTRIBUTION REINVESTMENT. Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested into additional Units without a sales charge. In addition, Unitholders may elect to have distributions of capital (including capital gains, if any) or dividends or both automatically invested without charge in shares of certain front-end load mutual funds underwritten or advised by Scudder Kemper Investments, Inc. at net asset value if such funds are registered in such Unitholder's state of residence, other than those mutual funds sold with a contingent deferred sales charge. Since the portfolio securities and investment objectives of such mutual funds generally will differ significantly from those of the Trust, Unitholders should carefully consider the consequences before selecting such mutual funds for reinvestment. Detailed information with respect to the investment objectives and the management of such mutual funds is contained in their respective prospectuses, which can be obtained from the Sponsor upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest.
Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent referred to below a written notice of election.

Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remain in effect until a subsequent notice is received by the Program Agent. See "Unitholders-Distributions to Unitholders."

The Program Agent is The Bank of New York. All inquiries concerning participating in distribution reinvestment should be directed to The Bank of New York at its Unit Investment Trust Division office.

STATEMENTS TO UNITHOLDERS. With each distribution, the Trustee will furnish or cause to be furnished to each Unitholder a statement of the amount of income and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.

The accounts of the Trust are required to be audited annually, at the Trust's expense, by independent public accountants designated by the Sponsor, unless the Sponsor determines that such an audit would not be in the best interest of the Unitholders of such Trust. The accountants' report will be furnished by the Trustee to any

Unitholder upon written request. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder a statement, covering the calendar year, setting forth for the Trust:

(A)  As to the Income Account:

     (1)  Income received;

     (2) Deductions for applicable taxes and for fees and expenses of such Trust and for redemptions of Units, if any; and

     (3) The balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(B)  As to the Capital Account:

     (1) The dates of disposition of any Securities and the net proceeds received therefrom;

     (2) Deductions for payment of applicable taxes and fees and expenses of such Trust held for distribution to Unitholders of record as of a date prior to the determination; and

     (3) The balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; and

(C)  The following information:

     (1) A list of the Securities as of the last business day of such calendar year;

     (2) The number of Units outstanding on the last business day of such calendar year;

     (3) The Redemption Price based on the last evaluation made during such calendar year;

     (4) The amount actually distributed during such calendar year from the Income and Capital Accounts separately stated, expressed both as total dollar amounts and as dollar amounts per Unit outstanding on the Record Dates for each such distribution.

RIGHTS OF UNITHOLDERS. A Unitholder may at any time tender Units to the Trustee for redemption. The death or incapacity of any Unitholder will not operate to terminate the Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Trust.

No Unitholder shall have the right to control the operation and management of the Trust in any manner, except to vote with respect to the amendment of the Trust Agreement or termination of such Trust.

INVESTMENT SUPERVISION

The Trust is a unit investment trust and is not an "actively managed" fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The portfolio of the Trust, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from the portfolio.

As a general rule, the only purchases and sales that will be made with respect to the Trust's portfolio will be those necessary to maintain, to the extent feasible, a portfolio which reflects the current components of the related stock index, taking into consideration redemptions, sales of additional Units and the other adjustments referred to elsewhere in this prospectus. See "Trust Portfolio." Such purchases and sales will be made in accordance with the computer program utilized to maintain the portfolio, the Trust Agreement and procedures to be specified by the Sponsor. The Sponsor may direct the Trustee to dispose of Securities and either to acquire other Securities through the use of the proceeds of such disposition in order to make changes in the portfolio or to distribute the proceeds of such disposition to Unitholders (i) as necessary to reflect any additions to or deletions from the related stock index, (ii) as may be necessary to establish a closer correlation between the Trust portfolio and the related stock index or (iii) as may be required for purposes of distributing to Unitholders, when required, their pro rata share of any net realized capital gains or as the Sponsor may otherwise determine. As a policy matter, the Sponsor currently intends to direct the Trustee to acquire round lots of shares of the Securities rather than odd lot amounts. Any funds not used to acquire round lots will be held for future purchases of shares, for redemptions of Units or for distributions to Unitholders. In the event the Trustee receives any securities or other properties relating to the Securities (other than normal dividends) acquired in exchange for Securities such as those acquired in connection with a reorganization, recapitalization, merger or other transaction, the Trustee is directed to sell such securities or other property and reinvest the proceeds in shares of the Security for which such securities or other property relates, or if such Security is thereafter removed from the related stock index, in any new security which is added as a component of such index. In addition, the Sponsor will instruct the Trustee to dispose of certain Securities and to take such further action as may be needed from time to time to ensure that the Trust continues to satisfy the qualifications of a regulated investment company, including the requirements with respect to diversification under Section 851 of the Internal Revenue Code, and as may be needed from time to time to avoid the imposition of any excise tax on such Trust as a regulated investment company.

Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "The Trust Fund" for failed securities and as provided herein, the acquisition by the Trust of any securities other than the Securities is prohibited. The Trustee may sell Securities, designated by the Sponsor, from the Trust for the purpose of redeeming Units of such Trust tendered for redemption and the payment of expenses.

ADMINISTRATION OF THE TRUST

THE TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286, telephone 1-800-701-8178. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of the Trust. For information relating to the responsibilities of the Trustee under the Trust Agreement, reference is made to the material set forth under "Unitholders."

In accordance with the Trust Agreement, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of the Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Securities held in the Trust. Pursuant to the Trust Agreement, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Securities comprising the Trust.

Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of the trust created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor.

The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee, with or without cause, and appoint a successor trustee as provided in the Trust Agreement. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee must be a corporation organized under the laws of the United States, or any state thereof, be authorized under such laws to exercise trust powers and have at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

THE SPONSOR. Ranson & Associates, Inc., the Sponsor of the Trust, is an investment banking firm created in 1995 by a number of former owners and employees of Ranson Capital Corporation. On November 26, 1996, Ranson & Associates, Inc. purchased all existing unit investment trusts sponsored by EVEREN Securities, Inc. Accordingly, Ranson & Associates is the successor sponsor to unit investment trusts formerly sponsored by EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc. Ranson & Associates, is also the sponsor and successor sponsor of Series of The Kansas Tax-Exempt Trust and Multi-State Series of The Ranson Municipal Trust. Ranson & Associates, Inc. is the successor to a series of companies, of first of which was originally organized in Kansas in 1935. During its history, Ranson & Associates, Inc. and its predecessors have been active in public and corporate finance and have sold bonds and unit investment trusts and maintained secondary market activities relating thereto. At present, Ranson & Associates, Inc., which is a member of the National Association of Securities Dealers, Inc., is the Sponsor to each of the above-named unit investment trusts and serves as the financial advisor and as an underwriter for Kansas municipalities. The Sponsor's offices are located at 250 North Rock Road, Suite 150, Wichita, Kansas 67206-2241.

If at any time the Sponsor shall fail to perform any of its duties under the Trust Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or shall have its affairs taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Trust Agreement and liquidate the Trust as provided therein, or (c) continue to act as Trustee without terminating the Trust Agreement.

The foregoing financial information with regard to the Sponsor relates to the Sponsor only and not to the Trust. Such information is included in this Prospectus only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.

THE EVALUATOR. Ranson & Associates, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee in which event the Trustee is to use its best efforts to appoint a satisfactory successor.
Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such registration or removal and appointment shall be mailed by the Trustee to each Unitholder.

AMENDMENT AND TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent; (2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreement with respect to a Trust may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66 2/3% of the Units then outstanding of such Trust, provided that no such amendment or waiver will reduce the interest of any Unitholder thereof without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders of such Trust. In no event shall the Trust Agreement be amended to increase the number of Units of the Trust issuable thereunder or to permit the acquisition of any Securities in addition to or in substitution for those initially deposited in such Trust, except in accordance with the provisions of the Trust Agreement. The Trustee shall promptly notify Unitholders of the substance of any such amendment.

The Trust Agreement provides that the Trust shall terminate upon the liquidation, redemption or other disposition of the last of the Securities held in such Trust but in no event is it to continue beyond the Mandatory Termination Date set forth under "Essential Information." If the value of the Trust shall be less than the applicable minimum value stated under "Essential Information" (40% of the aggregate value of the Securities-based on the value at the date of deposit of such Securities into such Trust), the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Trust. A Trust may be terminated at any time by the holders of Units representing 66 2/3% of the Units thereof then outstanding. In addition, the Sponsor may terminate a Trust if the related stock index is no longer maintained.

No later than the Mandatory Termination Date set forth under "Essential Information" in Part Two the Trustee will begin to sell all of the remaining underlying Securities on behalf of Unitholders in connection with the termination of the Trust. The Sponsor has agreed to assist the Trustee in these sales. The sale proceeds will be net of any incidental expenses involved in the sales.

The Sponsor will attempt to sell the Securities as quickly as it can during the termination proceedings without in its judgment materially adversely affecting the market price of the Securities, but it is expected that all of the Securities will in any event be disposed of within a reasonable time after the Trust's termination. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities: for highly liquid Securities, the Sponsor will generally sell Securities on the first day of the Liquidation Period; for less liquid Securities, on each of the first two days of the termination proceedings, the Sponsor will generally sell any amount of any underlying Securities at a price no less than 1/2 of one point under the last closing sale price of those Securities. Thereafter, the price limit will increase to one point under the last closing sale price. After four days, the Sponsor currently intends to sell at least a fraction of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the termination proceedings without any price restrictions. Of course, no assurances can be given that the market value of the Securities will not be adversely affected during the termination proceedings.

In the event of termination of the Trust, written notice thereof will be sent by the Trustee to all Unitholders of such Trust. Within a reasonable period after termination, the Trustee will sell any Securities remaining in a Trust and, after paying all expenses and charges incurred by such Trust, will distribute to Unitholders thereof (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Income and Capital Accounts of such Trust.

The Sponsor currently intends, but is not obligated, to offer for sale units of a subsequent series of the Trust at approximately the time of the Mandatory Termination Date. If the Sponsor does offer such units for sale, Unitholders may be given the opportunity to purchase such units at a public offering price which includes a reduced sales charge. There is, however, no assurance that units of any new series of the Trust will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

LIMITATIONS ON LIABILITY. The Sponsor: The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreement, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreement or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct or its reckless disregard for its duties thereunder. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities.

The Trustee: The Trust Agreement provides that the Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of moneys, Securities or certificates except by reason of its own negligence, bad faith or willful misconduct, or its reckless disregard for its duties under the Trust Agreement, nor shall the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereof. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

The Evaluator: The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreement provides that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable for its gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement.

EXPENSES OF THE TRUST

The Sponsor will not charge the Trust any fees for services performed as Sponsor. The Sponsor will receive a portion of the sale commissions paid in connection with the purchase of Units and will share in profits, if any, related to the deposit of Securities in the Trust.

The Trustee receives for its services that fee set forth under "Essential Information" in Part Two. However, in no event shall such fee amount to less than $2,000 in any single calendar year. The Trustee's fee which is calculated monthly is based on the largest number of Units outstanding during the calendar year for which such compensation relates. The Trustee's fees are payable monthly on or before the fifteenth day of the month from the Income Account to the extent funds are available and then from the Capital Account. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these Accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

In its capacity as Supervisor, the Sponsor will charge the Trust a surveillance fee for services performed for the Trust in an amount not to exceed that amount set forth in "Essential Information" in Part Two but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the Sponsor both acts as sponsor and provides portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of the Trust outstanding as of the January record date for any annual period.

For evaluation of the Securities, the Evaluator shall receive that fee set forth under "Essential Information" in Part Two, payable monthly, based upon the largest number of Units outstanding during the calendar year for which such compensation relates.

The Trustee's fee, Supervisor's fee and Evaluator's fee are deducted from the Income Account of the Trust to the extent funds are available and then from the Capital Account. Each such fee may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index or any equivalent index substituted therefor.

The S&P 500 Trust Licensor receives an annual fee from the S&P 500 Trust equal to the greater of .02% of the average net asset value of such Trust or $10,000. This fee covers the license to the S&P 500 Trust of the use of various trademarks and trade names as described under "The S&P 500 Index."

Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to such Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by such Trust (out of the Capital Account) and it is intended that such expenses be amortized over a five year period or the life of the Trust if less than five years. The following additional charges are or may be incurred by the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses, but not including any fees and expenses charged by an agent for custody and safeguarding of Securities) and of counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of the Trust not resulting from negligence, bad faith or willful misconduct on its part or its reckless disregard for its obligations under the Trust Agreement; (f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct or its reckless disregard for its obligations under the Trust Agreement; and (g) expenditures incurred in contacting Unitholders upon termination of such Trust. The fees and expenses set forth herein are payable out of the Trust and, when owing to the Trustee, are secured by a lien on such Trust. Since the Securities are all common stocks, and the income stream produced by dividend payments, if any, is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Federal Tax Status."

LEGAL OPINIONS

The legality of the Units offered hereby and certain matters relating to federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The statement of net assets and the related portfolio at the Initial Date of Deposit included in this Prospectus have been audited by Ernst & Young LLP, independent certified public accountants, as set forth in their report in the Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

                              --------------------

Contents                               Page
--------                               ----
SUMMARY                                  2
THE TRUST FUND                           4
THE TRUST PORTFOLIO                      5
THE S&P 500 INDEX                        6
RISK FACTORS                             9
FEDERAL TAX STATUS                      10
PUBLIC OFFERING OF UNITS                13
 Public Offering Price                  13
 Public Distribution of Units           14
 Sponsor Profits                        15
MARKET FOR UNITS                        15
REDEMPTION                              15
 General                                15
 Computation of Redemption Price        17
RETIREMENT PLANS                        17
UNITHOLDERS                             18
 Ownership of Units                     18
 Distributions to Unitholders           18
 Distribution Reinvestment              19
 Statements to Unitholders              19
 Rights of Unitholders                  20
INVESTMENT SUPERVISION                  20
ADMINISTRATION OF THE TRUST             21
 The Trustee                            21
 The Sponsor                            22
 The Evaluator                          23
 Amendment and Termination              23
 Limitations on Liability               24
EXPENSES OF THE TRUST                   25
LEGAL OPINIONS                          26
INDEPENDENT CERTIFIED PUBLIC
 ACCOUNTANTS                            26

This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is made.

                              --------------------

No person is authorized to give any information or to make any representations not contained in this Prospectus and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee, or the Sponsor. The Trust is registered as a unit investment trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or the Units have been guaranteed, sponsored, recommended or approved by the United States or any state or any agency or officer thereof.

                              --------------------

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.

--------------------

       RANSON
        UNIT
     INVESTMENT
       TRUSTS

--------------------

                    --------------------


                         PROSPECTUS


                    --------------------




   S & P 500 INDEX TRUST, SERIES 2





----------------------------------------
         PROSPECTUS PART ONE
----------------------------------------

Ranson Unit Investment Trusts

S&P 500 Index Trust

Series 2












                                     Part Two

                               Dated April 30, 1998








THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed Unless Accompanied by Part One.

                          Ranson Unit Investment Trusts
                              S&P 500 Index Trust
                                   Series 2
                             Essential Information
                            As of December 31, 1997
             Sponsor and Evaluator:  Ranson & Associates, Inc.
                       Trustee:  The Bank of New York Co.

General Information
Principal Amount of Securities                                       $8,318,913
Number of Units                                                         738,400
Fractional Undivided Interest in the Trust per Unit                   1/738,400
Principal Amount of Securities per Unit                                 $11.266
Public Offering Price:
  Aggregate Value of Securities in Portfolio                         $8,318,913
  Aggregate Value of Securities per Unit                                $11.266
  Net Cash per Unit (1)                                                 $(.050)
  Sales Charge of 4.90% of Public Offering Price (5.152%
    of net amount invested) per Unit                                      $.578
  Public Offering Price per Unit                                        $11.794
Redemption Price per Unit                                               $11.216

Minimum Value of the Trust under       Trust Agreement may be Terminated if
  which Trust agreement may            value of Trust is less than $1,050,924
  be terminated                        (40% of the par value of the Securities
                                       deposited in the Trust).

Date of Trust Agreement                March 5, 1997

Mandatory Termination Date             April 30, 2003

Evaluator's Annual Evaluation Fee      Maximum of $.0029 per Unit

Trustee's Annual Fee                   $.0086 per Unit

S & P 500 Trust Licensor Fee           Equal to the greater of .02% of the
                                       average net asset value or $10,000.

Record Dates                           First day of January, April, July and
                                       October.

Distribution Dates                     Fifteenth day of January, April, July and
                                       October.

(1) This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price. [FN]

Report of Independent Auditors


Unitholders
Ranson Unit Investment Trusts
S&P 500 Index Trust
Series 2

We have audited the accompanying statement of assets and liabilities of Ranson Unit Investment Trust, S&P 500 Index Trust, Series 2, including the schedule of investments, as of December 31, 1997, and the related statement of operations and changes in net assets for the period from March 6, 1997 (Date of Deposit) to December 31, 1997. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ranson Unit Investment Trust, S&P 500 Index Trust, Series 2 at December 31, 1997, and the results of its operations and changes in its net assets for the period indicated above in conformity with generally accepted accounting principles.




                                                              Ernst & Young LLP





Kansas City, Missouri
April 16, 1998

                         Ranson Unit Investment Trusts

                             S&P 500 Index Trust

                                   Series 2

                       Statement of Assets and Liabilities

                                December 31, 1997


Assets
Securities, at value (cost $7,704,281)                              $8,318,913
Dividends receivable                                                    11,776
Organization costs                                                      20,204
Prepaid expense                                                          4,849
                                                                      ---------
Total assets                                                         8,355,742


Liabilities and net assets
Cash overdraft                                                          35,252
Redemptions payable                                                         12
                                                                      ---------
                                                                        35,264

Net assets, applicable to 738,400 Units outstanding:
  Cost of Trust assets, exclusive of interest          $7,704,281
  Unrealized appreciation                                 614,632
  Distributable funds                                       1,565
                                                         ---------    ---------
Net assets                                                          $8,320,478
                                                                      =========

[FN]

See accompanying notes to financial statements.

                         Ranson Unit Investment Trusts

                              S&P 500 Index Trust

                                   Series 2

                            Statement of Operations

                                                                    Period from
                                                                       March 6,
                                                                        1997 to
                                                                   December 31,
                                                                           1997
                                                                      ---------
Investment income                                                      $81,906
Expenses:
  Trustee's fees and related expenses                                   10,215
  Evaluator's and surveillance fees                                      5,090
  Amortization of organizational expenses                                5,051
                                                                      ---------
Total expenses                                                          20,356
                                                                      ---------
Net investment income                                                   61,550

Realized and unrealized gain on investments:
  Realized gain                                                        106,785
  Unrealized appreciation during the period                            614,632
                                                                      ---------
Net gain on investments                                                721,417
                                                                      ---------
Net increase in net assets resulting from operations                  $782,967
                                                                      =========

[FN]

See accompanying notes to financial statements.

                           Ranson Unit Investment Trusts

                                S&P 500 Index Trust

                                     Series 2

                       Statements of Changes in Net Assets

                                                                    Period from
                                                                   March 6,
                                                                   1997 to
                                                                   December 31,
                                                                   1997
                                                                      ---------
Operations:
  Net investment income                                                $61,550
  Realized gain on investments                                         106,785
  Unrealized appreciation on investments during the period             614,632
                                                                      ---------
Net increase in net assets resulting from operations                   782,967

Distributions to Unitholders:
  Net investment income                                                (29,221)
  Principal from investment transactions                               (80,006)
                                                                      ---------
Total distributions to Unitholders                                    (109,227)

Capital transactions:
  Issuance of 739,113 Units   7,653,386
  Redemption of 713 Units                                               (6,648)
                                                                      ---------
Total increase in net assets                                         8,320,478

Net assets:
  At the beginning of the period                                             -
                                                                      ---------
  End of the period (including distributable funds applicable
    to Trust Units of $(2,675) at December 31, 1997)                $8,320,478
                                                                      =========
Trust Units outstanding at the end of the period                       738,400
                                                                      =========
Net asset value at the end of the period:
  Quarterly                                                              $11.27
                                                                      =========

[FN]

See accompanying notes to financial statements.

                             Ranson Unit Investment Trusts
                                   S&P 500 Index Trust
                                       Series 2
                                 Schedule of Investments
                                    December 31, 1997

                                                                 Percentage (%)
                                                                       of Total
Shares   Name of Issuer                              Market Value  Market Value

100    ALUMINUM CO AMERICA                              $7,037.50         0.085
100    APPLE COMPUTER INC *                              1,312.50         0.016
300    ALBERTSONS INC                                   14,212.50         0.171
900    ABBOTT LABS                                      59,006.25         0.709
300    BARRICK GOLD CORP                                 5,606.25         0.067
100    COORS ADOLPH CO                                   3,325.00         0.040
100    ARMSTRONG WORLD INDS                              7,475.00         0.090
100    ALBERTO CULVER CO                                 3,206.25         0.039
100    ADOBE SYSTEMS                                     4,125.00         0.050
500    ARCHER DANIELS MIDLAND                           10,843.75         0.130
100    AUTODESK INC                                      3,700.00         0.044
100    AMERICAN ELECTRIC POWER INC                       5,162.50         0.062
200    AETNA LIFE & CASualty CO                         14,112.50         0.170
200    AMERICAN GENERAL CORP                            10,812.50         0.130
100    ALLERGAN INC                                      3,356.25         0.040
100    AMERICAN GREETINGS CORP                           3,912.50         0.047
100    AMERADA HESS CORP                                 5,487.50         0.066
100    AHMANSON H F & CO                                 6,693.75         0.080
700    AMERICAN HOME PRODUCTS CORP                      53,593.75         0.644
800    AMERICAN INTERNATIONAL GROUP INC                 87,000.00         1.046
600    AMERITECH CORP NEW                               48,375.00         0.582
100    ALCAN ALUMINIUM LTD NEW                           2,762.50         0.033
600    ALLIEDSIGNAL INC                                 23,362.50         0.281
500    ALLSTATE CORP                                    45,437.50         0.546
100    ALLEGHENY TELELDYNE                               2,625.00         0.032
400    APPLIED MATERIALS INC *                          12,050.00         0.145
100    ADVANCED MICRO DEVICES *                          1,793.75         0.022
300    AMGEN INC *                                      16,237.50         0.195
300    AMP INC                                          12,600.00         0.151
100    AMR CORP *                                       12,850.00         0.154
600    AMOCO CORP                                       51,075.00         0.614
100    ANDREW CORP *                                     2,400.00         0.029
100    AEROQUIP-VICKERS                                  4,906.25         0.059
100    AON CORP                                          5,862.50         0.070
100    APACHE CORP                                       3,506.25         0.042
100    ANADARKO PETROLEUM CORP                           6,068.75         0.073
100    AIR PRODUCTS & CHEMICALS INC                      8,225.00         0.099
100    ASARCO INC                                        2,243.75         0.027
400    ATLANTIC RICHFIELD CO                            32,050.00         0.385
100    ARMCO INC *                                         493.75         0.006
200    AMERICAN STORES CO NEW COM                        4,100.00         0.049
100    ASHLAND INC                                       5,362.50         0.064
100    ALLTEL CORP                                       4,112.50         0.049
600    AIRTOUCH COMMUNICATION *                         24,937.50         0.300
300    AUTOMATIC DATA PROCESS                           18,412.50         0.221
100    AVON PRODUCTS INC                                 6,143.75         0.074
100    AVERY DENNISON CORP                               4,475.00         0.054
500    AMERICAN EXPRESS CO                              44,625.00         0.536
100    ALZA CORP CLASS A COMMON *                        3,175.00         0.038
100    AUTOZONE INC. *                                   2,900.00         0.035
1,200  BOEING CO                                        58,725.00         0.706
800    BANKAMERICA CORP                                 58,400.00         0.702
300    BAXTER INTERNATIONAL  INC                        15,131.25         0.182
100    BAY NETWORK *                                     2,556.25         0.031
100    BARNETT BANKS INC                                 7,187.50         0.086
100    BB&T CORP. *                                      6,387.50         0.077
100    BRUNSWICK CORP                                    3,031.25         0.036
100    BOISE CASCADE CORP                                3,025.00         0.036
100    BARD C R INC                                      3,131.25         0.038
100    BLACK & DECKER CORP                               3,906.25         0.047
100    BECTON DICKINSON & CO                             5,000.00         0.060
900    BELL ATLANTIC CORP                               81,900.00         0.985
100    BROWN FORMAN CORP                                 5,518.75         0.066
100    BROWNING FERRIS INDUSTRIES                        3,700.00         0.044
100    BALTIMORE GAS & ELECTRIC                          3,406.25         0.041
100    BRIGGS & STRATTON CORP                            4,856.25         0.058
100    BAKER HUGHES INC                                  4,362.50         0.052
300    BANK NEW YORK INC                                17,343.75         0.208
200    BANKBOSTON CORP                                  18,787.50         0.226
100    BALL CORP                                         3,531.25         0.042
1,200  BELLSOUTH CORP                                   67,575.00         0.812
100    BIOMET INC                                        2,562.50         0.031
100    BATTLE MOUNTAIN GOLD                                587.50         0.007
100    BEMIS INC                                         4,406.25         0.053
1,200  BRISTOL MYERS SQUIBB                            113,550.00         1.365
200    BURLINGTON NORTHERN SANTA FE CORP                18,587.50         0.223
100    BENEFICIAL CORP                                   8,312.50         0.100
100    BAUSCH & LOMB INC                                 3,968.75         0.048
252    BURLINGTON RESSOURCES INC                        11,292.75         0.136
100    BETHLEHEM STEEL CORPORATION *                       862.50         0.010
100    BOSTON SCIENTIFIC CORPORATION *                   4,587.50         0.055
100    BANKERS TRUST N Y CORP                           11,243.75         0.135
600    ANHEUSER BUSCH COS INC                           26,400.00         0.317
600    CHRYSLER CORP                                    21,112.50         0.254
600    COMPUTER ASSOC INTL INC                          31,725.00         0.381
500    CONAGRA INC                                      16,406.25         0.197
100    CARDINAL HEALTH                                   7,512.50         0.090
400    CATERPILLAR INC DEL                              19,425.00         0.234
100    CHUBB CORP                                        7,562.50         0.091
100    CALIBER SYSTEMS INC.                              4,862.50         0.058
100    COOPER INDUSTRIES INC                             4,900.00         0.059
800    CBS CORP *                                       23,550.00         0.283
100    CIRCUIT CITY STORE INC                            3,568.75         0.043
500    CITICORP                                         63,218.75         0.760
100    CROWN CORK & SEAL INC                             5,012.50         0.060
100    COUNTRYWIDE CREDIT                                4,287.50         0.052
100    CLEAR CHANNEL *                                   7,943.75         0.095
540    CENDANT CORP *                                   18,562.50         0.223
100    CERIDIAN CORP *                                   4,581.25         0.055
200    CORESTATES FINANCIAL CORP                        16,012.50         0.192
100    COLUMBIA GAS SYSTEM INC                           7,856.25         0.094
100    COASTAL CORP                                      6,193.75         0.074
100    CHAMPION INTERNATIONAL CORP                       4,531.25         0.054
100    CHARMING SHOPPES INC *                              468.75         0.006
800    CHEVRON CORP                                     61,600.00         0.740
100    CIGNA CORP                                       17,287.50         0.208
100    CINERGY CORP                                      3,837.50         0.046
200    COLGATE PALMOLIVE CO                             14,700.00         0.177
200    CLOROX COMPANY COMMON                            15,812.50         0.190
100    COMERICA                                          9,025.00         0.108
500    CHASE MANHATTAN CORP                             54,750.00         0.658
300    COMCAST CORP                                      9,468.75         0.114
100    CINCINNATI MILACRON INC                           2,587.50         0.031
100    CONSECO INC.                                      4,543.75         0.055
100    CONSOLIDATED NATURAL GAS CO                       6,043.75         0.073
600    COLUMBIA/HCA HEALTHCARE                          17,775.00         0.214
300    3 COM CORP *                                     10,481.25         0.126
100    COSTCO CO. *                                      4,462.50         0.054
400    CAMPBELL SOUP CO                                 23,250.00         0.279
200    CPC INTL INC                                     21,550.00         0.259
100    CAROLINA POWER & LIGHT CO                         4,243.75         0.051
800    COMPAQ COMPUTER CORP *                           45,150.00         0.543
100    CRANE CO                                          4,337.50         0.052
100    CABLETRON SYS INC  *                              1,500.00         0.018
100    COMPUTER SCIENCES CORP *                          8,256.25         0.099
1,200  CISCO SYSTEMS INC *                              66,900.00         0.804
100    CASE CORP                                         6,043.75         0.073
100    CENTRAL & SOUTHWEST CORP                          2,706.25         0.033
300    CSX CORP                                         16,200.00         0.195
100    COOPER TIRE & RUBBER CO                           2,437.50         0.029
100    CENTEX CORP                                       6,293.75         0.076
100    CUMMINS ENGINE INC                                5,906.25         0.071
100    CVS CORP                                          6,406.25         0.077
100    CYPRUS AMAX MINERALS CO                           1,537.50         0.018
100    COGNIZANT INC.                                    4,462.50         0.054
100    DOMINION RESOURCES INC                            4,256.25         0.051
100    DELTA AIR LINES INC                              11,900.00         0.143
100    DANA CORP                                         4,737.50         0.057
1,200  DU PONT E I DE NEMOURS                           72,075.00         0.866
100    DILLARD INC.                                      3,525.00         0.042
300    DEERE & CO                                       17,493.75         0.210
100    DIGITAL EQUIPMENT CORP *                          3,718.75         0.045
400    DELL CORP *                                      33,600.00         0.404
100    DATA GENERAL CORP *                               1,743.75         0.021
300    DAYTON HUDSON CORP                               20,250.00         0.243
100    DRESSER INDUSTRIES INC                            4,193.75         0.050
100    DSC COMMUNICATIONS CORP *                         2,400.00         0.029
800    DISNEY WALT CO                                   79,250.00         0.953
100    DOW JONES & CO INC                                5,368.75         0.065
100    DELUXE CORP                                       3,456.25         0.042
100    DUN & BRADSTREET CORP                             3,093.75         0.037
100    DONNELLEY R R & SONS                              1,250.00         0.015
100    DETROIT EDISON CO                                 3,462.50         0.042
300    DUKE POWER CO                                    16,593.75         0.199
100    ENGELHARD CORP                                    1,737.50         0.021
100    ECHLIN INC                                        3,618.75         0.044
100    ECOLAB INC                                        5,543.75         0.067
100    ECHO BAY MINES LTD *                                243.75         0.003
300    CONSOLIDATED EDISON NY                           12,300.00         0.148
100    EASTERN ENTERPRISES                               4,481.25         0.054
100    EQUIFAX                                           3,543.75         0.043
100    EG & G INC                                        2,081.25         0.025
300    EDISON INT'L                                      8,156.25         0.098
300    EASTMAN KODAK CO                                 18,243.75         0.219
600    E M C CORP *                                     16,462.50         0.198
100    EASTMAN CHEMICAL CO                               5,956.25         0.072
400    EMERSON ELECTRIC CO                              22,575.00         0.271
300    ENRON CORP                                       12,468.75         0.150
100    EATON CORP                                        8,900.00         0.107
100    ENTERGY CORP NEW                                  2,993.75         0.036
1,400  FORD MOTOR CO                                    68,162.50         0.819
300    FIRST CHICAGO NBD CORP                           25,050.00         0.301
100    FREEPORT-MCMORAN COPPER                           1,575.00         0.019
100    FEDERATED DEPARTMENT STORES *                     4,300.00         0.052
400    FIRST DATA CORP                                  11,700.00         0.141
100    FEDERAL EXPRESS CORP *                            6,106.25         0.073
100    FIRST ENERGY CORP *                               2,900.00         0.035
100    USF&G CORP                                        2,206.25         0.027
100    FIFTH THIRD BANCORP                               8,175.00         0.098
100    FORT JAMES CORP                                   3,825.00         0.046
100    FLEETWOOD ENTERPRISES                             4,243.75         0.051
100    FLEMING COS INC                                   1,350.00         0.016
100    FLUOR CORP                                        3,737.50         0.045
300    FLEET FINANCIAL GROUP INC                        22,481.25         0.270
100    F M C CORP *                                      6,731.25         0.081
1,100  FEDERAL NATIONAL MORTGAGE ASSOC                  62,768.75         0.755
100    FORTUNE BRANDS                                    3,706.25         0.045
400    SPRINT CORP                                      23,450.00         0.282
100    FPL GROUP INC                                     5,925.00         0.071
800    FEDERAL HOME LOAN MORTGAGE CORP                  33,550.00         0.403
100    FRONTIER CORP                                     2,406.25         0.029
100    FRUIT OF THE LOOM INC *                           2,562.50         0.031
700    FIRST UNION CORP                                 35,875.00         0.431
100    FOSTER WHEELER CORP                               2,712.50         0.033
600    GILLETTE CO                                      60,262.50         0.724
100    GREAT ATLANTIC & PACIFIC TEA                      2,975.00         0.036
100    NICOR INC                                         4,225.00         0.051
200    GANNETT INC                                      12,312.50         0.148
100    GENERAL DYNAMICS CORP                             8,643.75         0.104
200    GUIDANT CORP                                     12,450.00         0.150
100    GOLDEN WEST FINANCIAL CORP                        9,781.25         0.118
3,800  GENERAL ELECTRIC CO                             278,825.00         3.352
100    GIANT FOOD INC                                    3,368.75          0.04
100    GENERAL MILLS INC                                 7,181.25         0.086
100    GREAT LAKES CHEMICALS CORP                        4,487.50         0.054
300    CORNING INC                                      11,137.50         0.134
800    GENERAL MOTORS CORP                              48,450.00         0.582
100    GREEN TREE FINANCIAL                              2,618.75         0.031
100    GEORGIA PACIFIC CORP                              6,075.00         0.073
200    GENUINE PARTS CO                                  6,775.00         0.081
450    GAP INC                                          15,946.88         0.192
100    GPU INC.                                          4,212.50         0.051
100    GOODRICH B F CO                                   4,143.75         0.050
100    GRACE W R & CO                                    8,043.75         0.097
100    GENERAL RE CORP                                  21,175.00         0.255
100    GENERAL SIGNAL CORP                               4,218.75         0.051
100    GOODYEAR TIRE & RUBBER                            6,368.75         0.077
1,100  GTE CORP                                         57,337.50         0.689
100    GRAINGER W W INC                                  9,718.75         0.117
100    HARCOURT GENERAL INC                              5,481.25         0.066
200    HALLIBURTON CO                                   10,387.50         0.125
100    HASBRO INC                                        3,150.00         0.038
100    HUNTINGTON BANCSHARES *                           3,600.00         0.043
200    HBO & COMPANY *                                   9,600.00         0.115
800    HOME DEPOT INC                                   46,850.00         0.563
100    HARRAHS ENTERTAINMENT INC *                       1,881.25         0.023
100    HOUSEHOLD INTL INC                               12,756.25         0.153
100    ITT HARTFORD GROUP INC.                           9,356.25         0.112
100    HILTON HOTELS CORP                                2,962.50         0.036
100    HOMESTAKE MINING CO                                 887.50         0.011
300    HEINZ H J CO                                     15,243.75         0.183
100    HONEYWELL INC                                     6,850.00         0.082
200    HOUSTON INDS INC                                  5,337.50         0.064
100    HELMERICH & PAYNE INC                             6,787.50         0.082
100    HERCULES INC                                      5,006.25         0.060
100    HARNISCHFEGER INDUSTRIES INC                      3,531.25         0.042
100    BLOCK H & R INC                                   4,481.25         0.054
200    HEALTHSTH CORP *                                  5,550.00         0.067
200    HARRIS CORP                                       9,175.00         0.110
100    HERSHEY FOODS CORP                                6,193.75         0.074
100    HUMANA INC. *                                     2,062.50         0.025
1,100  HEWLETT PACKARD CO                               68,750.00         0.826
100    INLAND STEEL INDUSTRIES INC                       1,712.50         0.021
1,100  INTERNATIONAL BUSINESS MACHINES                 115,018.75         1.383
100    INTERNATIONAL FLAVORS & FRAGRANCES                5,143.75         0.062
100    ITT INDUSTRIES, INC.                              3,137.50         0.038
100    IKON OFFICE SOLUTIONS                             2,800.00         0.034
1,900  INTEL CORP                                      133,475.00         1.604
300    INTERNATIONAL PAPER CO                           12,937.50         0.156
100    INTERPUBLIC GROUP COS                             4,981.25         0.060
100    INGERSOLL RAND CO                                 4,050.00         0.049
100    ITT CORPORATION *                                 8,287.50         0.100
200    ILLINOIS TOOL WORKS INC                          12,012.50         0.144
200    JOHNSON CONTROLS INC                              9,500.00         0.114
300    PENNEY J C INC                                   18,093.75         0.218
100    HARLAND JOHN H CO                                 2,093.75         0.025
1,600  JOHNSON & JOHNSON                               105,400.00         1.267
100    JOSTENS INC                                       2,312.50         0.028
100    JEFFERSON PILOT CORP                              7,793.75         0.094
200    MORGAN J P & CO INC                              22,575.00         0.271
400    KELLOGG CO                                       19,850.00         0.239
100    KAUFMAN & BROAD HOME CORP                         2,243.75         0.027
300    KEYCORP NEW                                      21,243.75         0.255
100    KLA-TENCOR CORP *                                 3,862.50         0.046
400    K MART CORP *                                     4,600.00         0.055
700    KIMBERLY CLARK CORP                              34,562.50         0.415
100    KERR MCGEE CORP                                   6,331.25         0.076
3,200  COCA COLA CO                                    213,200.00         2.563
200    KROGER CO *                                       7,400.00         0.089
450    MBNA CORP                                        12,290.63         0.148
100    KNIGHT RIDDER INC                                 5,206.25         0.063
100    KING WORLD PRODUCTIONS INC                        5,750.00         0.069
100    LONGS DRUG STORES INC                             3,225.00         0.039
300    LAIDLAW INC                                       4,068.75         0.049
100    LIZ CLAIBORNE                                     4,181.25         0.050
1,200  LILLY ELI & CO                                   83,550.00         1.004
200    LOCKHEED MARTIN CORP                             19,700.00         0.237
100    LINCOLN NATIONAL CORP INDUSTRIES                  7,806.25         0.094
100    LOWES COS INC                                     4,768.75         0.057
100    LOUISIANA PACIFIC CORP                            1,900.00         0.023
100    LSI LOGIC *                                       1,975.00         0.024
100    LIMITED INC                                       2,550.00         0.031
100    LOEWS CORP                                       10,612.50         0.128
800    LUCENT TECHNOLOGIES                              63,900.00         0.768
150    SOUTHWEST AIRLINES CO                             3,712.50         0.045
100    MARRIOTT INTERNATIONAL INC                        6,925.00         0.083
100    MASCO CORP                                        5,087.50         0.061
300    MATTEL INC                                       11,175.00         0.134
300    MAY DEPARTMENT STORES CO                         15,806.25         0.190
200    MBIA                                             13,362.50         0.161
800    MCDONALDS CORP                                   37,900.00         0.456
800    MCI COMMUNICATIONS CORP                          34,250.00         0.412
100    MOORE LTD                                         1,518.75         0.018
100    MCDERMOTT INTERNATIONAL INC                       3,662.50         0.044
400    MEDTRONIC INC                                    20,925.00         0.252
200    MEAD CORP                                         5,600.00         0.067
200    MELLON BANK CORP                                 12,125.00         0.146
400    MERRILL LYNCH & CO INC                           29,175.00         0.351
100    MCGRAW HILL COS INC                               7,400.00         0.089
100    MORTON INTERNATIONAL INC                          3,437.50         0.041
100    MILLIPORE CORP                                    3,387.50         0.041
100    MIRAGE RESORTS *                                  2,275.00         0.027
100    MALLINCKRODT GROUP INC                            3,800.00         0.046
200    MARSH & MCLENNAN COS                             14,912.50         0.179
500    MINNESOTA MINING & MANUFACTURING                 41,031.25         0.493
100    MANOR CARE INC                                    3,500.00         0.042
2,800  PHILIP MORRIS COS INC                           126,875.00         1.525
900    MOBIL CORP                                       64,912.50         0.780
700    MOTOROLA INC                                     39,943.75         0.480
1,400  MERCK & CO INC                                  147,875.00         1.778
100    USX MARATHON GROUP                                3,375.00         0.041
1,400  MICROSOFT CORP *                                180,950.00         2.175
100    MERCANTILE STORES INC                             6,087.50         0.073
700    MONSANTO CO                                      29,400.00         0.353
200    MGIC INVESTMENT                                  13,362.50         0.161
100    MICRON TECHNOLOGY INC *                           2,600.00         0.031
700    DEAN WITTER DISCOVER & CO                        41,256.25         0.496
100    MAYTAG CORP                                       3,731.25         0.045
100    INCO LTD                                          1,700.00         0.020
100    NAVISTAR INTERNATIONAL CORP *                     2,481.25         0.030
800    NATIONSBANK CORP                                 48,650.00         0.585
100    NACCO INDUSTRIES INC                             10,718.75         0.129
300    NATIONAL CITY CORP                               19,725.00         0.237
100    NEWMONT MINING CORP                               2,931.25         0.035
300    NIKE INC                                         11,775.00         0.142
100    NALCO CHEMICAL CO                                 3,956.25         0.048
100    NEXTLEVEL SYSTEMS *                               1,787.50         0.021
100    NIAGARA MOHAWK POWER CORP *                       1,050.00         0.013
1,200  NORWEST CORP                                     46,350.00         0.557
100    NORDSTROM INC                                     6,037.50         0.073
100    NORTHROP GRUMMAN CORP                            11,537.50         0.139
300    NOVELL INC *                                      2,250.00         0.027
300    NORFOLK SOUTHERN CORP                             9,243.75         0.111
100    NATIONAL SERVICE INDUSTRIES INC                   4,968.75         0.060
100    NATIONAL SEMICONDUCTOR *                          2,593.75         0.031
100    NORTHERN STATES POWER MINNESSOTA                  5,825.00         0.070
300    NORTHERN TELECOM LTD                             26,700.00         0.321
100    NUCOR CORP                                        4,825.00         0.058
100    NEWELL CO                                         4,250.00         0.051
100    NEW YORK TIMES CO                                 6,593.75         0.079
100    QUAKER OATS CO                                    5,275.00         0.063
100    OWENS-ILLINOIS *                                  3,793.75         0.046
100    ONEOK INC *                                       4,031.25         0.048
700    BANC ONE CORP                                    38,018.75         0.457
1,100  ORACLE CORP *                                    24,543.75         0.295
100    ORYX ENERGY COMPANY *                             2,550.00         0.031
100    OWENS CORNING                                     3,412.50         0.041
300    OCCIDENTAL PETROLEUM CORP                         8,793.75         0.106
300    PHILLIPS PETROLEUM CO                            14,587.50         0.175
200    PITNEY BOWES INC                                 17,987.50         0.216
100    PEP BOYS MANNY MOE & JACK                         2,387.50         0.029
200    PACCAR INC                                       10,500.00         0.126
400    PACIFIC GAS & ELECTRIC CO                        12,150.00         0.146
100    POTLATCH CORP                                     4,300.00         0.052
100    PHELPS DODGE CORP                                 6,237.50         0.075
100    PLACER DOME INC                                   1,268.75         0.015
100    PECO ENERGY CO                                    2,437.50         0.029
100    PUBLIC SERVICE ENTERPRISE                         3,168.75         0.038
1,600  PEPSICO INC                                      58,300.00         0.701
100    PACIFIC ENTERPRISES                               3,762.50         0.045
1,500  PFIZER INC                                      111,843.75         1.344
1,600  PROCTER & GAMBLE CO                             127,700.00         1.535
100    PEOPLES ENERGY CORP                               3,943.75         0.047
100    PROGRESSIVE CORP                                 11,981.25         0.144
100    PARKER HANNIFIN CORP                              4,587.50         0.055
100    PIONEER HI BRED INTL                             10,725.00         0.129
100    PULTE CORP                                        4,181.25         0.050
100    PERKIN ELMER CORP                                 7,106.25         0.085
100    PALL CORP                                         2,068.75         0.025
100    PARAMETRIC TECHNOLOGY *                           4,737.50         0.057
300    PNC BANK CORP                                    17,118.75         0.206
400    PHARMACIA & UPJOHN                               14,650.00         0.176
44     PHARMERICA INC *                                    503.25         0.006
100    PPG INDUSTRIES INC                                5,712.50         0.069
100    PP&L RESOURCES                                    2,393.75         0.029
300    PACIFICORP                                        8,175.00         0.098
100    POLAROID CORP                                     4,868.75         0.059
100    PROVIDIAN FINANCIAL CORP                          4,518.75         0.054
100    PRAXAIR INC                                       4,500.00         0.054
100    PENNZOIL CO                                       6,681.25         0.080
100    RYDER SYSTEM INC                                  3,281.25         0.039
100    RITE AID CORP                                     5,868.75         0.071
100    RALSTON PURINA CO                                 9,293.75         0.112
100    RUBBERMAID INC                                    2,500.00         0.030
100    REEBOK INTL LTD *                                 2,868.75         0.034
2,500  ROYAL DUTCH PETROLEUM CO                        135,312.50         1.627
100    ROWAN COS INC *                                   3,050.00         0.037
100    REYNOLDS METALS CO                                6,000.00         0.072
100    RUSSELL CORP                                      2,656.25         0.032
100    REPUBLIC NEW YORK CORP                           11,418.75         0.137
100    ROHM & HAAS CO                                    9,500.00         0.114
100    ROCKWELL INTERNATIONAL CORP                       5,225.00         0.063
300    RAYTHEON CO                                      15,150.00         0.182
200    RAYCHEM CORP                                      8,612.50         0.104
51     RAYTHEON CO *                                     2,514.94         0.030
500    SEARS ROEBUCK & CO                               22,625.00         0.272
100    SAFECO CORP                                       4,875.00         0.059
200    SUNAMERICA                                        8,550.00         0.103
1,000  SBC COMMUNICATIONS INC                           73,250.00         0.881
300    CHARLES SCHWAB                                   12,581.25         0.151
100    SEAGATE TECH *                                    1,918.75         0.023
100    SCIENTIFIC ATLANTA INC                            1,675.00         0.020
100    SILICON GRAPHICS INC *                            1,243.75         0.015
800    SCHERING PLOUGH CORP                             49,750.00         0.598
200    SHERWIN WILLIAMS CO                               5,550.00         0.067
100    SIGMA ALDRICH CORP                                3,975.00         0.048
100    SAFETY KLEEN CORP                                 2,743.75         0.033
600    SCHLUMBERGER LTD                                 48,300.00         0.581
600    SARA LEE CORP                                    33,787.50         0.406
100    SPRINGS INDUSTRIES INC                            5,200.00         0.063
100    SHARED MEDICAL SYSTEMS CORP                       6,587.50         0.079
100    SNAP ON INC                                       4,362.50         0.052
100    SONAT INC                                         4,575.00         0.055
600    SOUTHERN CO                                      15,487.50         0.186
100    ST PAUL COS INC                                   8,206.25         0.099
100    SERVICE CORP INTL                                 3,693.75         0.044
300    SUNTRUST BANKS INC                               21,412.50         0.257
100    ST JUDE MEDICAL INC *                             3,050.00         0.037
100    STONE CONTAINER CORP *                            1,043.75         0.013
100    STATE STREET CORP                                 5,818.75         0.070
100    SUN INC                                           4,225.00         0.051
300    SUN MICROSYSTEMS INC *                           11,962.50         0.144
100    SUPERVALU INC                                     4,187.50         0.050
100    STANLEY WORKS                                     4,718.75         0.057
100    SYSCO CORP                                        4,556.25         0.055
1,900  AT&T CORP                                       116,375.00         1.399
100    TRANSAMERICA CORP                                10,650.00         0.128
200    TANDY CORP                                        7,712.50         0.093
400    TELE-COMMUNICATIONS SERIES A TCI GROUP *         11,175.00         0.134
150    TEKTRONIX INC                                     5,953.13         0.072
100    TENNECO INC                                       3,950.00         0.047
300    TENET HEALTHCARE CORP *                           9,918.75         0.119
100    TEMPLE INLAND INC                                 5,237.50         0.063
200    TJX COS INC                                       6,875.00         0.083
200    TIMKEN CO                                         6,875.00         0.083
100    TIMBER COMPANY CORP *                             2,281.25         0.027
100    TELLABS INC *                                     5,287.50         0.064
100    TIMES MIRROR CO                                   6,150.00         0.074
200    TORCHMARK CORP                                    8,412.50         0.101
100    THERMO ELECTRIC *                                 4,450.00         0.053
100    THOMAS & BETTS CORP                               4,725.00         0.057
100    TOYS 'R' US HOLDING COS. *                        3,143.75         0.038
100    TRIBUNE CO NEW                                    6,243.75         0.075
1,219  TRAVELERS GROUP INC                              65,673.63         0.789
100    TRW INC                                           5,343.75         0.064
100    TUPPERWARE CORP.                                  2,787.50         0.034
700    TIME WARNER INC                                  43,400.00         0.522
515    TEXACO INC                                       28,003.13         0.337
400    TEXAS INSTRUMENTS INC                            18,000.00         0.216
200    TEXTRON INC                                      12,500.00         0.150
200    TEXAS UTILITIES HOLDING COS                       8,312.50         0.100
600    TYCO INTERNATIONAL LTD                           27,037.50         0.325
100    USAIRWAYS GROUP INC. *                            6,250.00         0.075
100    UNION CAMP CORP                                   5,368.75         0.065
300    UNOCAL CORP                                      11,643.75         0.140
100    UNICOM CORP                                       3,043.75         0.037
100    UNION ELECTRIC CO                                 4,318.75         0.052
100    UNISYS CORP *                                     1,387.50         0.017
100    UNION CARBIDE CORP                                4,293.75         0.052
500    U S WEST INC                                     14,437.50         0.174
800    UNILEVER N. V.                                   49,950.00         0.600
100    UNITED HEALTHCARE CORP                            4,981.25         0.060
200    UNUM CORP                                        10,875.00         0.131
300    UNION PACIFIC CORP                               18,750.00         0.225
100    UNION PACIFIC RESOURCES GROUP                     2,425.00         0.029
300    US BANCORP                                       33,581.25         0.404
100    UNITED STATES SURGICAL                            2,918.75         0.035
100    UST INC                                           3,693.75         0.044
600    U S WEST INC *                                   27,075.00         0.325
300    UNITED TECHNOLOGIES CORP                         21,843.75         0.263
200    V F CORP                                          9,200.00         0.111
300    VIACOM INC *                                     12,431.25         0.149
300    SEAGRAM LTD                                       9,712.50         0.117
100    WESTVACO CORP                                     3,150.00         0.038
400    WALGREEN CO                                      12,550.00         0.151
100    WESTERN ATLAS INC *                               7,306.25         0.088
200    WASHINGTON MUTUAL, INC                           12,762.50         0.153
200    WACHOVIA CORP                                    16,175.00         0.194
1,100  WORLDCOM INC *                                   33,275.00         0.400
100    WENDYS INTL INC                                   2,406.25         0.029
100    WELLS FARGO & CO DEL                             33,943.75         0.408
100    WHITMAN CORP                                      2,606.25         0.031
100    WHIRLPOOL CORP                                    5,500.00         0.066
100    WINN DIXIE STORES INC                             4,325.00         0.052
300    WARNER LAMBERT CO                                37,200.00         0.447
200    WILLAMETTE INDUSTRIES INC                         6,400.00         0.077
200    WILLIAMS COS INC                                  5,675.00         0.068
2,700  WAL MART STORES INC                             106,481.25         1.280
400    WASTE MANAGEMENT INC *                           11,000.00         0.132
100    WORTHINGTON INDUSTRIES INC                        1,650.00         0.020
100    WRIGLEY WM JR CO                                  7,962.50         0.096
100    WEYERHAEUSER CO                                   4,906.25         0.059
100    USX-U S STEEL                                     3,125.00         0.038
2,900  EXXON CORP                                      177,443.75         2.133
400    XEROX CORP                                       29,525.00         0.355
130    TRICON GLOBAL RESTURANTS*                         3,778.13         0.045
100    WOOLWORTH CORP*                                   2,037.78         0.024
------                                                     ------        ------
146,951                                             $8,318,913.00       100.00

[FN]
   * Non-income producing

Ranson Unit Investment Trusts

S&P 500 Index Trust

Series 2

Notes to Financial Statements


1.  Significant Accounting Policies

Trust Sponsor and Evaluator

Ranson & Associates, Inc. serves as the Trust's sponsor and evaluator.

Valuation of Investments

As of the date of the financial statements and during the Trust's primary offering period, Stocks are stated at offering prices as determined by Ranson & Associates, Inc. At the end of the primary period and thereafter, the Stocks will be valued at closing bid prices as determined by Ranson & Associates, Inc.

Cost of Investments

Cost of the Trust's Stocks is based on the offer prices of the Stocks on the dates of deposits of such Securities acquired during the primary sales period, as determined by the Evaluator. Realized gain (loss) from investment transactions is reported on a first-in, first-out basis.

Investment Income

Dividends are recorded on the ex-dividend date.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at December 31, 1997:

   Gross unrealized appreciation                                 $847,622
   Gross unrealized depreciation                                 (232,990)
                                                                ----------
   Net unrealized appreciation                                   $614,632
                                                                 =========

3.  Federal Income Taxes

The Trust is organized as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Trust's policy to comply with the special provisions of the Code available to regulated investment companies. Such provisions were complied with and, therefore, no federal income tax provision is required.

4.  Other Information

Cost to Investors

The cost to original investors of Units of the Trust was based on the aggregate offering price of the Stocks on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.15% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Stocks plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 4.90% of the Public Offering Price (equivalent to 5.15% of the net amount invested).

Ranson Unit Investment Trusts

S&P 500 Index Trust

Series 2

Notes to Financial Statements (continued)


Distributions

Distributions of net investment income to Unitholders are declared and paid quarterly. Income distributions, on a record date basis, are as follows:


                                                            Period from
                                                          March 6, 1997 to
Distribution                                              December 31, 1997
     Plan                                               Per Unit       Total
-----                                                  ---------  ----------
Quarterly                                                   $.06    $29,206





In addition, the Trust redeemed Units with proceeds from the sale of Stocks as follows:


                                                               Period from
                                                                March 6,
                                                                   1997 to
                                                              December 31,
                                                                      1997
                                                                ----------
Principal portion                                                  $6,648
Net investment income accrued                                          15
                                                                ----------
                                                                   $6,663
                                                                 =========
Units                                                                 713
                                                                 =========


In addition, distribution of principal related to the sale of securities is $.108 per Unit for the period ended December 31, 1997.

                       Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated April 16, 1998, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Ranson Unit Investment Trusts, S&P 500 Index Trust, Series 2 dated April 30, 1998.



                                                              Ernst & Young LLP


Kansas City, Missouri
April 30, 1998

              Contents of Post-Effective Amendment
                    To Registration Statement



     This Post-Effective amendment to the Registration Statement comprises the following papers and documents:


                        The facing sheet


                         The prospectus


                         The signatures


             The Consent of Independent Accountants

                           Signatures

     Pursuant to the requirements of the Securities Act of 1933, The Registrant, Ranson Unit Investment Trusts Series 55, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wichita, and State of Kansas, on the 30th day of April, 1998.

                              Ranson Unit Investment Trusts
                                  Series 55
                                 Registrant

                              By: Ranson & Associates, Inc.
                                 Depositor

                              By: Robin Pinkerton
                                 President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 30, 1998 by the following persons, who constitute a majority of the Board of Directors of Ranson & Associates, Inc.

           Signature                            Title



Douglas K. Rogers    Executive Vice and President and Director
Douglas K. Rogers


Alex R. Meitzner     Chairman of the Board and Director
Alex R. Meitzner


Robin K. Pinkerton   President, Secretary, Treasurer and
Robin K. Pinkerton   Director

                                             Robin Pinkerton

     An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of The Kansas Tax-Exempt Trust, Series 51 (File No. 33-46376) and Series 52 (File No. 33-47687) and the same are hereby incorporated herein by this reference.